Borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings and Capital Expenditures

As of September 30, 2024 and March 31, 2025, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:

Creditor	Interest rate	Borrowing date	Maturity date	As of September 30, 2024	As of March 31, 2025
					(Unaudited)
Bank of Jiangsu (1)	5.80%	1/25/2024	1/25/2025	113,999	-
Bank of Jiangsu (2)	3.30%	8/30/2024	8/27/2025	997,492	964,626
Bank of Jiangsu (3)	3.80%	12/19/2023	12/15/2024	569,995	-
Bank of Jiangsu (3)	3.30%	12/15/2024	9/3/2025	-	551,215
Bank of Nanjing (4)	3.50%	9/11/2024	9/9/2025	712,494	689,018
Agricultural Bank of China (5)	3.20%	6/26/2024	6/16/2025	1,424,989	1,378,037
Agricultural Bank of China (6)	3.05%	12/29/2023	12/21/2024	1,367,989	-
Total short-term borrowings				$5,186,958	$3,582,896
Bank of Jiangnan (7)	4.80%	6/25/2022	6/30/2025	634,120	1,413,866
Total long-term borrowings, current				$634,120	$1,413,866
Bank of Jiangnan (7)	4.80%	6/25/2022	6/21/2030	3,925,844	2,995,853
Bank of Jiangnan (7)	4.80%	11/15/2023	6/21/2030	1,823,985	1,763,887
Bank of Jiangnan (7)	4.80%	7/18/2024	6/21/2030	984,667	952,223
Bank of Jiangnan (7)	4.80%	2/6/2024	6/21/2030	726,744	702,799
Total long-term borrowings, non-current				$7,461,240	$6,414,762
Total borrowings				$13,282,318	$11,411,524

(1)	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($109,649) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On January 25, 2024, Changzhou EZGO withdrew RMB800,000 ($113,999) from this line of credit, with an effective annual interest rate of 5.80% and a term of 12 months, which was fully repaid as matured.

(2)	On August 30, 2024, Changzhou EZGO obtained a non-revolving loan of RMB7,000,000 ($997,492) from Bank of Jiangsu, with an effective annual interest rate of 3.30% and a term of 12 months, which was guaranteed by Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.

(3)	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($569,995) from Bank of Jiangsu, with an effective annual interest rate of 3.80% and a term of 12 months, which was guaranteed by Feng Xiao, the legal representative of Changzhou Higgs. On December 9, 2024, this loan was granted a term extension, with the annual interest rate maintained at 3.30% and the maturity date set to September 3, 2025.

(4)	On September 11, 2024, Changzhou EZGO entered a non-revolving loan facility of RMB5,000,000 ($712,494) with Bank of Nanjing, with an effective annual interest rate of 3.50% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer of the Company, Jiangsu New Energy and Jiangsu Jiangnan Technology Financing Guarantee Co., Ltd.
(5)	On June 26, 2024, Changzhou EZGO obtained a non-revolving loan of RMB10,000,000 ($1,424,989) from Agricultural Bank of China, with an effective annual interest rate of 3.20% and a term of 12 months, which was guaranteed by Jianhui Ye. The loan was fully repaid in advance on April 23, 2025.

(6)	On December 29, 2023, Jiangsu Supply Chain obtained a non-revolving loan of RMB9,600,000 ($1,367,989) from Agricultural Bank of China, with an effective annual interest rate of 3.05% and a term of 12 months. The loan was secured by the $1,500,000 certificate of deposit held by EZGO HK, which was fully repaid by the Company upon maturity.

(7)	On June 25, 2023, Jiangsu New Energy obtained a 7-year loan facility of up to RMB56,810,000 ($8,095,360) from Bank of Jiangnan with an effective annual interest rate of 4.80%, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries, which will mature on June 21, 2030. As of September 30, 2024 and March 31, 2025, Jiangsu New Energy withdrew a total of RMB56,810,000 ($8,095,360) from this loan facility, respectively. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer of the Company , and also pledged by the land use right of Jiangsu New Energy. The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2025:

Schedule of Long Term Loan from Bank	The following is the principal repayment schedule for the long-term loan from Bank of Jiangnan as of March 31, 2025:
Repayment date	Repayment amount
6/30/2025	$613,227
12/31/2025	800,639
6/30/2026	800,639
12/31/2026	802,017
6/30/2027	802,017
12/31/2027	802,017
6/30/2028	802,017
12/31/2028	802,017
6/30/2029	802,017
12/31/2029	802,021